Submission	Nov. 26, 2024
Submission [Line Items]
Central Index Key	0001803498
Registrant Name	Blackstone Private Credit Fund
Registration File Number	333-264426
Form Type	N-2
Submission Type	N-2/A
Fee Exhibit Type	EX-FILING FEES